Note C - Securities - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due in one year or less	$ 4,001
Due in one year or less	3,999
Due in one year or less	272
Due in one year or less	275
Due in one to five years	6,623
Due in one to five years	6,545
Due in one to five years	7,061
Due in one to five years	7,342
Due in five to ten years
Due in five to ten years
Due in five to ten years	8,690
Due in five to ten years	9,029
Due after ten years
Due after ten years
Due after ten years	2,638
Due after ten years	2,521
Agency mortgage-backed securities, residential	87,367
Agency mortgage-backed securities, residential	85,946
Agency mortgage-backed securities, residential	4
Agency mortgage-backed securities, residential	4
Total debt securities	97,991
Total debt securities	96,490
Total debt securities	18,665	$ 19,903
Total debt securities	$ 19,171	$ 20,790